SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Basis of accounting	The consolidated financial statements have been prepared in accordance with United States generally accepted accounting principles (“U.S. GAAP”).
Use of estimates
Use of estimates

The preparation of the consolidated financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates, judgments and assumptions.

These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the consolidated financial statements, and the reported amounts of revenues and expenses during the reporting period and accompanying notes. Actual results could differ from those estimates. The Company’s management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made.
The novel coronavirus (“COVID-19”) pandemic has created, and may continue to create, significant uncertainty in macroeconomic conditions, and the extent of its impact on the Company’s operational and financial performance will depend on certain developments, including the duration and spread of the outbreak and the impact on the Company’s customers and its sales cycles. The Company considered the impact of COVID-19 on the estimates and assumptions and determined that there were no material adverse impacts on the consolidated financial statements for the period ended December 31, 2021. As events continue to evolve and additional information becomes available, the Company’s estimates and assumptions may change materially in future periods.

Principles of consolidation
Principles of consolidation

The consolidated financial statements include the accounts of REE Automotive Ltd. and its subsidiaries. Intercompany transactions and balances have been eliminated upon consolidation.

Cash and cash equivalents
Cash and cash equivalents

Cash and cash equivalents consist of cash in banks and bank deposits. The Company considers all highly liquid investments, with an original maturity of three months or less at the date of purchase, to be cash equivalents.

Short-term deposits	Short-term depositsShort term deposits are deposits with maturities over three months from the date of purchase and of up to one year. Such deposits are stated at cost which approximates market value. As of December 31, 2021, there were no bank deposits recorded. As of December 31, 2020 the company had a bank deposit of $1,667 which was denominated in U.S. dollars.
Restricted cash
Restricted cash

Restricted cash are deposits with maturity of less than three months. The restricted cash deposits are primarily invested in highly liquid deposits and used as a security for the Company’s lease agreements and credit card security.

Deferred transaction costs
Deferred transaction costs

Deferred transaction costs consist primarily of accounting, legal, and other fees related to the Merger agreement. Upon consummation of the Merger, deferred transaction costs were reclassified to shareholders’ equity and recorded against the proceeds from the Merger. As of December 31, 2021 there were no deferred transaction costs recorded. The Company capitalized $328 of deferred transaction costs recorded as non current in the consolidated balance sheet as of December 31, 2020.

Impairment for long-lived assets
Impairment for long-lived assets

Long-lived assets of the Company are reviewed for impairment in accordance with ASC 360, “Property, Plant and Equipment” whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable.

Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets.

The Company determined that there were no events or changes in circumstances that indicated that its long-lived assets were impaired during the years ended December 31, 2021, 2020, and 2019.

Inventory
Inventory

Inventory is stated at the lower of cost or net realizable value. Inventory write-offs, for slow-moving items, is provided to cover risks arising from slow-moving items, technological obsolescence, excess inventories and discontinued products.

Cost is determined as follows:

Raw materials — at cost of purchase using the first-in, first-out method.

Finished products — based on actual cost, and which includes materials and shipment costs. Standard costs are monitored and updated as necessary, to reflect the changes in raw material costs and labor and overhead rates.

The Company assesses the carrying value of its inventory for each reporting period to ensure inventory is reported at the lower of cost or net realizable value in accordance with ASC 330-10-35. Charges for obsolete and slow-moving inventories are recorded based upon an analysis of specific identification of obsolete inventory items and quantification of slow-moving inventory items. These assessments consider various factors, including historical usage rate, technological obsolescence, estimated current and future market values and new product introduction. In cases when there is evidence that the anticipated utility of goods, in their disposal in the ordinary course of business, will be less than the historical cost of the inventory, the Company recognizes the difference as a current period charge to earnings and carries the inventory at the reduced cost basis until it is sold or disposed of.

Trade receivables, net
Trade receivables, net

Trade receivables are recorded at the invoiced amount and amounts for which revenue has been recognized but not invoiced, net of allowance for doubtful accounts. The allowance for doubtful accounts is based on the Company’s assessment of the collectability of accounts. Trade receivables deemed uncollectable are charged against the allowance for doubtful accounts when identified.

Property and equipment, net	Property and equipment, netProperty and equipment are stated at cost, net of accumulated depreciation.
Internal use software
Internal use software

Costs incurred during the application development of software for internal use, and not for sale, are capitalized and amortized over the useful life in the consolidated statement of comprehensive loss.

Pre-production costs related to long-term supply agreements
Pre-production costs related to long-term supply agreements

The Company anticipates incuring pre-production engineering, development and tooling costs related to products produced for its customers under future potential long-term supply agreements. Engineering, testing and other costs incurred in the design and development of production parts will be expensed as incurred, unless the costs are contractually reimbursable. Pre-production costs related to potential long-term supply arrangements with a contractual guarantee for reimbursement are included in other assets.

Research and development, net
Research and development, net

Research and development costs include personnel-related expenses associated with the Company’s engineering personnel and consultants responsible for the design, development and testing of its products and allocated overhead. Research and development costs are expensed as incurred and are presented net of the amount of any grants the Company receives for research and development in the period in which the grant was received.

Grants
Grants

The Company receives royalty-bearing grants, which represents participation of the Israel Innovation Authority (the “IIA”) in approved programs for research and development for the technology related to Softwheel products. In 2021, the Company applied to the IIA and was approved to update the definition of royalties set for the Company, so that the Company will be obligated to pay royalties solely on revenues generated from Softwheel products (and not the Company’s automotive activity). These amounts are recognized on the accrual basis as a reduction of research and development expenses as such expenses are incurred. For the years ended December 31, 2021, 2020, and 2019 there were no royalty-bearing grants from the IIA, respectively.

The Company receives royalty-bearing grants, which represents participation of Israeli-United states foundation (“BIRD”) in approved programs for research and development for the technology related to Softwheel products. These amounts are recognized on the accrual basis as a reduction of research and development expenses as such expenses are incurred. For the years ended December 31, 2021, 2020, and 2019 there were $105, $0, and $202 royalty-bearing grants as a reduction of research and development, respectively.

During 2021, 2020, and 2019, the Company received grants in amount of $72, $274, and $256 from the Innovation and Networks Executive Agency (INEA), under the powers delegated by the European Commission. The Company recorded this amount as a reduction of research and development.

On August 19, 2021, the Company was awarded a $17,000 grant from the UK government as part of a $57,000 investment, coordinated through the Advanced Propulsion Centre (‘APC’). The project runs from November 1, 2021 until January 2024. Funds spent on the project are claimed the month after each three month period and paid in the following month. As the APC reserves the right to recover the grant amount and the Company has no past history with the APC, the amounts of the grant are recognized as a reduction of research and development expenses when the cash is realizable. For the year ended December 31, 2021 there were no royalty-bearing grants as a reduction of research and development.

Israeli severance pay
Israeli severance pay

Pursuant to Section 14 of Israel’s Severance Compensation Law, 1963 (“Section 14”), the Israeli parent’s employees are included under this section and entitled only to monthly deposits at a rate of 8.33% of their monthly salary, made on their behalf with insurance companies. Payments in accordance with Section 14 release REE Automotive Ltd. from any future severance payments in respect of those employees. As a result, the related obligation and amounts deposited on behalf of such obligation are not stated on the balance sheet, as the Company is legally released from severance obligation to employees once the amounts have been deposited, and the Company has no further legal ownership on the amounts deposited.

Employee benefit plan - Defined contribution plan
Employee benefit plan – Defined contribution plan

The Company maintains a defined contribution 401(k) retirement savings plan for its U.S. employees. Each participant in the 401(k) retirement savings plan may elect to contribute a percentage of his or her annual compensation up to a specified maximum amount allowed under U.S. Internal Revenue Service regulations. The Company matches employee contributions to a maximum of 4% of the participant annual compensation.

For the years ended December 31, 2021 and 2020 the employer expenses related to the match amounted to $76 and $5, respectively.

The Company maintains a privately administered pension insurance plan in the United Kingdom. Contributions to the plan are recognized as employee benefit expense when due. The Company matches employee contributions to a maximum of 3% of base salary of the participant annual compensation.

For the year ended December 31, 2021 the employer expenses related to the match amounted to $119.

Concentration of credit risk
Concentration of credit risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, and restricted cash.

The Company’s cash, cash equivalents and restricted cash are invested in high-quality banks in Israel and the United States. Generally, these deposits may be redeemed upon demand and, therefore, bear low risk.

The Company has no significant off-balance-sheet concentrations of credit risk such as, foreign exchange contracts and option contracts.

Stock-based compensation
Stock-based compensation

The Company accounts for share-based compensation to employees and non-employees in accordance with ASC 718, “Compensation — Stock Compensation”, (“ASC 718”), which requires companies to estimate the fair value of equity-based payment awards on the date of grant based on the fair value of the awards granted.

The Company grants awards that vest upon the satisfaction of service condition and in certain grants performance and market conditions as well.

For awards with no performance conditions, the Company recognizes the related share-based compensation expense on a straight-line basis over the requisite service period of the awards, including awards with graded vesting. For awards with performance conditions the share-based compensation expense is recognized if and when the Company concludes that it is probable that the performance condition will be achieved and where the performance condition awards include graded vesting, the share-based compensation expense is recognized based on the accelerated method. The Company reassesses the probability of vesting at each reporting period for awards with performance conditions and adjust compensation cost based on its probability assessment.

The Company recognizes a cumulative catch-up adjustment for changes in its probability assessment in subsequent reporting periods. The Company accounts for forfeitures as they occur. The fair value of certain performance share options with market-based performance conditions granted under the employee equity plan was estimated on the grant date using the Monte Carlo valuation methodology.

The Company used the following weighted-average assumptions for options granted to employees and non-employees:

	December 31, 2021			December 31, 2020			December 31, 2019
Expected volatility	60.8%	—	69.0%	53.8%	—	66.2%	53.8%	—	60.6%
Risk-Free interest rate	0.53%	—	1.07%	0.38%	—	2.38%	1.75%	—	2.38%
Expected dividend yield	0%			0%			0%
Expected life (years)	5.10			5.33			5.72

These assumptions and estimates were determined as follows:

Fair value of Ordinary shares — The Company’s Ordinary shares have a limited history of being publicly traded.Prior to the consummation of the merger, the fair value was determined by management, with input from valuation reports prepared by third-party valuation specialists. In determining the fair value of ordinary shares subsequent to the consummation of the Merger agreement, the board of directors considered the grant date fair value for share-based awards as of the closing price of our ordinary shares on NASDAQ on the date of grant.

Risk-free interest rate — The Company determined the risk-free interest rate by using a weighted-average equivalent to the expected term based on the U.S. Treasury yield curve in effect as of the date of grant.

Expected term — The expected term of options granted is based on historical experience and represents the period of time that options granted are expected to be outstanding. There is not sufficient historical share exercise data to calculate the expected term of the share options. The Company determines the expected term using the simplified method. The simplified method deems the term to be the average of the time-to-vesting and the contractual life of the options.

Expected volatility — Since the Company has a limited trading history of its Ordinary shares, there is not sufficient historical volatility for the expected term of the share options. The expected volatility is derived from the average historical share volatilities of several unrelated public companies within the Company’s industry that the Company considers to be comparable to its own business over a period equivalent to the option’s expected term.
Expected dividend yield - The Company does not anticipate paying any dividends in the foreseeable future. Thus, the Company used 0% as its expected dividend yield.
Fair value of financial instruments
Fair value of financial instruments

Fair value is defined as the exchange price that would be received from the sale of an asset or paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The Company measures financial assets and liabilities at fair value at each reporting period using a fair value hierarchy which requires the Company to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

A financial instrument’s classification within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Three levels of inputs may be used to measure fair value:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 — unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

Financial instruments consist of cash equivalents, restricted cash, trade receivables, other accounts receivable, trade payables, and other accounts payable and accrued expenses. The estimated fair values of these financial instruments approximate their carrying value as presented, due to their short term maturities. We consider public warrant liabilities to be Level 1 and private warrants are measured at fair value using Level 3 inputs. The financial liability for the warrant liabilities are accounted for at fair value through profit and loss.

Warrant Liability
Warrant Liability

The Company accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance. The assessment considers whether the warrants are freestanding financial instruments, meet the definition of a liability under ASC 480, are indexed to the Company’s own shares and whether the warrants are eligible for equity classification under ASC 815-40. This assessment is conducted at the time of warrant issuance and as of each subsequent reporting period end date while the warrants are outstanding.
Warrants that meet all the criteria for equity classification, are required to be recorded as a component of additional paid-in capital. Warrants that do not meet all the criteria for equity classification, are required to be recorded as liabilities at their initial fair value on the date of issuance and remeasured to fair value through earnings at each balance sheet date thereafter.
The Company classified the warrants (both public and private) as a liability pursuant to ASC 815-40 since the warrants do not meet the equity classification conditions. Accordingly, the Company measured the warrants at their fair value. The warrants liability is subject to re-measurement at each balance sheet date until exercised, and any change in fair value is recognized in our statement of comprehensive loss.
Basic and diluted loss per share
Basic and diluted loss per share

Prior to the consummation of Merger, the Company computed net loss per share using the two-class method required for participating securities. The two-class method requires income available to Ordinary shareholders for the period to be allocated between Ordinary shares and participating securities based upon their respective rights to receive dividends as if all income for the period had been distributed. The Company considered its Convertible Preferred shares to be participating securities as the holders of the Convertible Preferred shares would be entitled to dividends that would be distributed to the holders of Ordinary shares, on a pro-rata basis assuming conversion of all Convertible Preferred shares into Ordinary shares. These participating securities contractually require the holders of such shares to participate in the Company’s losses. As such, net loss for the period presented was allocated to the Company’s participating securities.

The Company’s basic net loss per share was calculated by dividing net loss attributable to Ordinary shareholders and preferred shareholders by the weighted-average number of shares of Ordinary shares and Preferred shares outstanding for the period, without consideration of potentially dilutive securities. The diluted net loss per share was calculated by giving effect to all potentially dilutive securities outstanding for the period using the treasury share method or the if-converted method based on the nature of such securities. Diluted net loss per share is the same as basic net loss per share in periods when the effects of potentially dilutive shares of Ordinary shares are anti-dilutive.

All outstanding share options and warrants for the years ended December 31, 2020 and 2019 have been excluded from the calculation of the diluted net loss per share, because all such securities are anti-dilutive for all periods presented. The total weighted average number of shares related to outstanding options to ordinary shares and warrants to preferred shares for the years ended December 31, 2020 and 2019 excluded from the calculations of diluted net loss per share were 90,692,220 and 82,269,251, respectively.

Subsequent to the consummation of the Merger, basic earnings (loss) per share is computed by dividing income (loss) available to holders of our Class A Ordinary Shares by the weighted-average number of Class A Ordinary Shares outstanding during the period. Basic and diluted loss per common share is the same for all periods presented because all outstanding share options and warrants are anti-dilutive. The total weighted average number of shares related to outstanding options to Class A ordinary shares and warrants for the year ended December 31, 2021 excluded from the calculations of diluted net loss per share were 70,721,964. Class B Ordinary Shares include voting rights only and therefore are excluded from the loss per share calculation.

Income taxes
Income taxes

The Company accounts for income taxes in accordance with ASC 740, “Income Taxes” (“ASC 740”). ASC 740 prescribes the use of the liability method whereby deferred tax assets and liability account balances are determined based on differences between the financial reporting and the tax basis of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse.

The Company provides a valuation allowance, if necessary, to reduce deferred tax assets to their estimated realizable value, and if it is more likely than not that a portion or all of the deferred tax assets will not be realized. As of December 31, 2021 and 2020, a full valuation allowance was provided by the Company.

ASC 740-10, “Income Taxes” (“ASC 740-10”) clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements. This standard contains a two-step approach to recognizing and measuring a liability for uncertain tax positions.

The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% likely to be realized upon ultimate settlement.
As of December 31, 2021, the total gross amount of provision for unrecognized tax positions was $856. For the years ended December 31, 2020 and 2019 there were no uncertain tax positions recorded. The Company recognizes interest and penalties, if any, related to unrecognized tax positions in income tax expense.. The Company believes that its income tax filing positions will be sustained on audit and does not anticipate any adjustments that will result in a material change to its financial position.
Revenue recognition
Revenue recognition

The Company generates revenues from selling its wheels to personal mobility products.
Under ASC 606 “Revenue from contracts with customers”, the Company recognizes revenue when its customer obtains control of promised goods or services in an amount that reflects the consideration that the Company expects to receive in exchange for those goods or services. To determine revenue recognition for contracts that are within the scope of the standard, the Company perform the following five steps: (1) Identify the contract(s) with a customer, (2) Identify the performance obligations in the contract, (3) Determine the transaction price, (4) Allocate the transaction price to the performance obligations in the contract and (5) Recognize revenue when (or as) the entity satisfies a performance obligation.

The Company recognizes revenue at the time when its customer obtains control of the promised goods which is when the performance obligation is satisfied by transferring the promised product to the customer.

The transaction price is determined based on the consideration to which the Company expects to be entitled in exchange for transferring the products to the customer.

The Company applied the practical expedient in ASC 606 and did not evaluate payment terms of one year or less for the existence of a significant financing component.

Deferred revenues are recognized as (or when) the Company receives consideration prior to performing its obligations under the contract.

In April 2021, the Company entered into a strategic development agreement with a customer, pursuant to which the Company will develop and supply REE platform prototypes. Revenue related to the agreement is deferred and will be recognized upon satisfying performance obligations in the contract. As of December 31, 2021 and 2020, the Company recorded deferred revenues of $943 and nil, respectively. The Company’s contracts with customer prepayment terms do not include a significant financing component because the primary purpose is not to receive financing from the customers.

For contracts in which the performance obligation has an original expected duration of one year or less, the Company does not provide disclosure on its remaining performance obligations.

Fulfillment costs are capitalized up to the amount that is expected to be recovered, and any excess amounts will be expensed as incurred. As of December 31, 2021, the Company recorded capitalized costs of $943.

Cost of revenue	Cost of revenueCost of revenues consist of inventory, royalties that were paid and/or accrued, share-based compensation expense, and non recurring engineering.
Comprehensive loss	Comprehensive lossComprehensive loss consists of other comprehensive loss and net loss. The Company did not have any comprehensive loss transactions during the periods presented. Accordingly, the comprehensive loss is equal to the net loss for the periods presented.
Segment information
Segment information

Effective January 1, 2021, the Company’s reportable segments changed as a result of a change in the way chief operating decision maker (“CODM”) manages the businesses, allocates resources and evaluates performance, and the related changes in Company’s internal organization. The Company now operates as one operating segment. Operating segments are defined as components of an enterprise about which separate financial information is evaluated regularly by the chief operating decision maker, in deciding how to allocate resources and assessing performance. The Company’s chief operating decision maker allocates resources and assesses performance based upon discrete financial information at the consolidated level.

Prior to the January 1, 2021 change in reportable segments, the Company had two operating segments: REE segment and the Softwheel segment. The REE segment includes the activity related to the development of the REE platform. The Softwheel segment included the activity related to production and selling of wheels for personal mobility.

Recently adopted accounting pronouncements and recently issued accounting pronouncements, not yet adopted
Recently adopted accounting pronouncements

As an “emerging growth company,” the Jumpstart Our Business Startups Act (“JOBS Act”) allows the Company to delay adoption of new or revised accounting pronouncements applicable to public companies until such pronouncements are made applicable to private companies. The Company has elected to use this extended transition period under the JOBS Act. The adoption dates discussed below reflect this election.

In November 2021, the FASB issued ASU No. 2021-10, which intends to clarify required disclosures about transactions with a government that have been accounted for by analogizing to a grant or contribution accounting model to increase transparency about (1) the type of transactions, (2) the accounting transactions, and (30 the effect of the transactions on the entity’s financial statements.

The Company adopted the guidance for the year ended December 31, 2021, and interim periods in fiscal years beginning January 1, 2022, and the adoption did not have a material impact on the Company’s consolidated financial statements.

In August 2020, the FASB issued ASU No. 2020-06, which simplifies accounting for convertible instruments by removing major separation models required under current GAAP. The ASU also removes certain settlement conditions that are required for equity-linked contracts to qualify for the derivative scope exception, and it simplifies the diluted earnings per share calculation in certain areas.

The Company adopted the guidance for the year ended December 31, 2021,and interim periods in fiscal years beginning January 1, 2021, and the adoption did not have a material impact on the Company’s consolidated financial statements.

Recently issued accounting pronouncements, not yet adopted

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842). This ASU would require lessees to recognize the following for all leases (with the exception of short-term leases) at the commencement date; (i) a lease liability, which is a lessee’s obligation to make lease payments arising from a lease, measured on a discounted basis; and (ii) a right-of-use asset, which is an asset that represents the lessee’s right to use, or control the use of, a specified asset for the lease term. Additional disclosures will be required to allow the user to assess the amount, timing and uncertainty of cash flows arising from leasing activities.

A modified retrospective transition approach is required for leases existing at the time of adoption.
The Company expects to adopt the guidance as of January 1, 2022. During fiscal year 2021, the company conducted a survey to identify all leases across the organization (including embedded leases). The company identified that a majority of the leases are categorized into one of three categories: real estate, office equipment, and vehicles. The Company is finalizing the accumulation of lease data, including new leases entered into at the end of fiscal year 2021, and preparing the final transition adjustment calculations. The Company estimates that total assets and total liabilities will increase within the range of $8,000 and $9,700 on January 1, 2022 when the ASU is adopted.

In December 2019, the FASB issued ASU 2019-12 “Income Taxes (Topic 740) — Simplifying the Accounting for Income Taxes” (“the Update”). ASU 2019-12 is intended to simplify the accounting for income taxes by removing certain exceptions to the general principles in ASC 740. The standard will be effective for the Company beginning January 1, 2022, and interim periods in fiscal years beginning January 1, 2023. The Company does not anticipate ASU 2019-12 will have a material impact on its consolidated financial statements.

In June 2016, the FASB issued ASU 2016-13 “Financial Instruments — Credit Losses — Measurement of Credit Losses on Financial Instruments.” This guidance replaces the current incurred loss impairment methodology with a methodology that reflects expected credit losses and requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates.

The guidance will be effective for the Company beginning January 1, 2023, and interim periods therein. Early adoption is permitted. The Company is currently evaluating the effect that ASU 2016-13 will have on its consolidated financial statements and related disclosures.